Schedule of investments
Macquarie Core Equity Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.99%♣
Communication Services — 10.74%
Alphabet Class A	759,386	$ 133,826,595
AT&T	3,169,501	91,725,359
Live Nation Entertainment †	215,935	32,666,647
Meta Platforms Class A	154,730	114,204,665
Netflix †	36,353	48,681,393
		421,104,659
Consumer Discretionary — 8.43%
Amazon.com †	813,578	178,490,878
AutoZone †	22,818	84,705,664
Home Depot	183,349	67,223,077
		330,419,619
Consumer Staples — 2.66%
Costco Wholesale	105,193	104,134,759
		104,134,759
Energy — 0.45%
ConocoPhillips	197,387	17,713,509
		17,713,509
Financials — 22.74%
Allstate	334,343	67,306,589
Ally Financial	1,222,933	47,633,240
American Express	231,096	73,715,002
Aon Class A	132,673	47,332,420
Blackstone	347,430	51,968,579
Capital One Financial	389,128	82,790,873
CME Group	334,554	92,209,774
Fiserv †	502,089	86,565,165
JPMorgan Chase & Co.	267,106	77,436,700
KKR & Co.	473,871	63,039,059
Mastercard Class A	125,987	70,797,135
Morgan Stanley	428,910	60,416,263
Progressive	262,313	70,000,847
		891,211,646
Healthcare — 5.64%
Abbott Laboratories	684,424	93,088,508
Danaher	90,407	17,858,999
HCA Healthcare	121,633	46,597,602
UnitedHealth Group	73,870	23,045,224
Vertex Pharmaceuticals †	90,940	40,486,488
		221,076,821
Industrials — 11.58%
Airbus ADR	1,638,559	85,794,949
BAE Systems ADR	676,288	71,057,580
Cummins	138,062	45,215,305
Eaton	209,930	74,942,911
Howmet Aerospace	768,791	143,095,069
Lockheed Martin	73,373	33,981,971
		454,087,785
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 30.25%
Advanced Micro Devices †	262,863	$ 37,300,260
Apple	585,107	120,046,403
Applied Materials	380,112	69,587,104
Broadcom	318,508	87,796,730
Microsoft	572,738	284,885,609
NVIDIA	1,374,278	217,122,181
Salesforce	259,140	70,664,887
SAP ADR	199,445	60,651,224
Seagate Technology Holdings	236,237	34,096,086
Taiwan Semiconductor Manufacturing ADR	591,721	134,018,889
TE Connectivity	124,013	20,917,273
Zebra Technologies Class A †	157,848	48,674,009
		1,185,760,655
Materials — 4.65%
Crown Holdings	467,712	48,164,982
Linde	134,442	63,077,498
Sherwin-Williams	131,029	44,990,117
Vulcan Materials	99,640	25,988,105
		182,220,702
Utilities — 0.85%
NextEra Energy	478,766	33,235,936
		33,235,936
Total Common Stocks (cost $1,890,076,053)		3,840,966,091

Short-Term Investments — 2.19%
Money Market Mutual Funds — 2.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	21,468,022	21,468,022
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	21,468,022	21,468,022
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	21,468,021	21,468,021
NQ- IV001 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Core Equity Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	21,468,022	$ 21,468,022
Total Short-Term Investments (cost $85,872,087)		85,872,087

Total Value of Securities—100.18% (cost $1,975,948,140)		3,926,838,178
Liabilities Net of Receivables and Other Assets—(0.18%)		(6,871,684)
Net Assets Applicable to 201,344,974 Shares Outstanding—100.00%		$3,919,966,494

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [0625] 0825 (4730775)